Borrowings (Tables)	6 Months Ended
Dec. 31, 2024
Borrowings
Schedule of borrowings

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Senior secured notes	337,614	334,538	331,572
Secured term loan facility	178,105	176,509	174,937
Revolving credit facilities	210,000	30,000	260,000
Accrued interest on senior secured notes and revolving credit facilities	5,746	5,574	6,792
	731,465	546,621	773,301
Less: non-current portion
Senior secured notes	337,614	334,538	331,572
Secured term loan facility	178,105	176,509	174,937
Non-current borrowings	515,719	511,047	506,509
Current borrowings	215,746	35,574	266,792